UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C. 02549

FORM 13F Form 13F COVER PAGE
Reports Quarter Ended: June 30, 2003
Check here if Amendment []; Amendment Number:
This amendment (check only one) 	[] is a restatement
				   	[] adds a new holding Institutional

Investment Manager Filing This Report:
Name: 	Provident Capital Corp.
Address:	4130 La Jolla Village Drive
		Suite 203
		La Jolla, CA 92037

13F File Number: 801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name: 	Robbins Y. Tong
Title: 	President
Phone: 	(858) 623 - 8459

Signature, Place and Date of Signing:



Robbins Y. Tong 	La Jolla, California 		Date

Report Type (Check only one)
[X] 13F Holding Report
[ ] 13F Notice
[ ] 13F Combination

List of Other Managers Reporting to this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
AS OF DATE: 06/30/03


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:        0
FORM 13F INFORMATION TABLE ENTRY TOTAL:   28
FORM 13F INFORMATION TABLE VALUE TOTAL:   $63,031,000
LIST OF OTHER INCLUDED MANAGERS:          NONE
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FORM 13F INFORMATION TABLE
AS OF DATE: 06/30/03

                               TITLE               VALUE  SHARES/ SH/ PUT/ INVSTMT  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP   (x1000) PRN AMT PRN CALL DSCRETN   SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------
----- -------- -------- --------

AMERICAN PWR CONVERSION CORPCO COM      029066107  1361   87183   SH       SOLE     87183   0   0
AMGEN INC COM                  COM      031162100   444    6728   SH       SOLE      6728   0   0
ARCHER DANIELS MIDLAND         COM      039483102  2862   222361  SH       SOLE     222361  0   0
BARRICK GOLD CORP COM          COM      067901108  2797   156233  SH       SOLE     156233  0   0
BEVERLY ENTERPRISES INC COM NE COM      087851309   621   177400  SH       SOLE     177400  0   0
CENTRAL VT PUB SVC CORP        COM      155771108   406    20766  SH       SOLE      20766  0   0
CHEVRONTEXACO CORPORATION      COM      166764100   342     4742  SH       SOLE       4742  0   0
CHINA MOBILE HONG KONG LTD ADR COM      16941M109  2916   247750  SH       SOLE     247750  0   0
COMPUWARE CORP COM             COM      205638109   888   155300  SH       SOLE     155300  0   0
E M C CORP MASS COM            COM      268648102  6000   573058  SH       SOLE     573058  0   0
EXXON MOBIL CORP COM           COM      30231G102   268     7476  SH       SOLE       7476  0   0
GERON CORP COM                 COM      374163103  3154   433260  SH       SOLE     433260  0   0
HUMANA INC                     COM      444859102  6745   446683  SH       SOLE     446683  0   0
INGRAM MICRO INC CL A          COM      457153104  4457   405200  SH       SOLE     405200  0   0
MCKESSON CORPORATION COM       COM      58155Q103   730    20433  SH       SOLE      20433  0   0
MERCK & CO INC                 COM      589331107   285     4700  SH       SOLE       4700  0   0
MILLEA HOLDINGS INC COM        COM      60032R106  2754    71636  SH       SOLE      71636  0   0
MITSUBISHI TOKYO FINL GROUP SP COM      606816106  1614   352316  SH       SOLE     352316  0   0
MTS SYS CORP                   COM      553777103   527    35772  SH       SOLE      35772  0   0
MYLAN LABS INC                 COM      628530107  3806   109474  SH       SOLE     109474  0   0
NVIDIA CORP COM                COM      67066G104  8753   382050  SH       SOLE     382050  0   0
OLD NATL BANCORP IND COM       COM      680033107   473    20574  SH       SOLE      20574  0   0
PACIFICARE HLTH SYS INC DEL CO COM      695112102   419     8500  SH       SOLE       8500  0   0
POWERWAVE TECHNOLOGIES INC COM COM      739363109  2102   341300  SH       SOLE     341300  0   0
QUINTILES TRANSNATIONAL CORPCO COM      748767100  1498   105700  SH       SOLE     105700  0   0
SELECTIVE INS GROUP INC COM    COM      816300107   732    29216  SH       SOLE      29216  0   0
TIDEWATER INC COM              COM      886423102  2553    86933  SH       SOLE      86933  0   0
UNOCAL CORP COM                COM      915289102  3524   122843  SH       SOLE     122843  0   0

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